497(e)
                                                                      333-142455

AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE CURRENT PROSPECTUS FOR AMERICAN DENTAL ASSOCIATION MEMBERS RETIREMENT PROGRAM ("ADA")
--------------------------------------------------------------------------------

This Supplement updates certain information in the above-referenced prospectus and statement of additional information dated May 1, 2008 (together, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

The purpose of this supplement is to provide you with information regarding name, sub-adviser and fee changes to certain Portfolios. Please note the changes described below.

CHANGES TO PORTFOLIOS OF EQ ADVISORS TRUST ("TRUST")

1. PORTFOLIO NAME CHANGES

   The following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.

   -----------------------------------------------------------------------------
   Existing Portfolio Name                  New Portfolio Name
   -----------------------------------------------------------------------------
   EQ/AllianceBernstein Value               EQ/Large Cap Value PLUS
   -----------------------------------------------------------------------------
   EQ/FI Mid Cap                            EQ/Mid Cap Index
   -----------------------------------------------------------------------------

2. PORTFOLIO SUB-ADVISER CHANGES

   Certain Portfolios' Sub-Adviser(s) will also change. The Portfolios listed below will have the Sub-Advisers listed in the table below. (Portfolios whose names are changing are listed below under their new names.) AXA Equitable Life Insurance Company will continue to be the Investment Manager of all of these portfolios. The following is added under "Portfolios of the Investment Trusts", in "Program investment options", replacing information shown in the
   Prospectus:

---------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                 Investment Manager (or Sub-Adviser(s), as
Portfolio Name                 Objective                                          applicable)
---------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS     Seeks to achieve long-term growth of capital.      o AXA Equitable
                                                                                  o Hirayama Investments, LLC
                                                                                  o SSgA Funds Management, Inc.
                                                                                  o Wentworth Hauser and Violich, Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS       Seeks to provide long-term capital growth.         o AXA Equitable
                                                                                  o Marsico Capital Management, LLC
                                                                                  o SSgA Funds Management, Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS        Seeks to achieve capital appreciation.             o AXA Equitable
                                                                                  o AllianceBernstein L.P.
---------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index               Seeks to achieve long-term growth of capital.      o SSgA Funds Management, Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS          Seeks to achieve long-term capital appreciation.   o AXA Equitable
                                                                                  o SSgA Funds Management, Inc.
                                                                                  o Wellington Management Company LLP
---------------------------------------------------------------------------------------------------------------------------

(12/08)                                                                (12/08)
NB/IF (AR)                                                              x02268

3. FEE TABLE

   The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of EQ/Large Cap Value PLUS (formerly EQ/AllianceBernstein Value) are used to reduce this portfolio's expenses. All references to that statement are deleted in their entirety from the Prospectus.

--------------------------------------------------------------------------------------------------------------------------
                                                                 Acquired     Total Annual    Fee Waivers      Net Total
                                                                Fund Fees       Expenses        and/or          Annual
                                                              and Expenses      (Before         Expense        Expenses
                            Management     12b-1      Other    (Underlying      Expense       Reimburse-    (After Expense
Portfolio Name                Fees          Fees    Expenses   Portfolios)    Limitations)       ments        Limitations)
--------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust:
--------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS       0.46%          --       0.16%        --            0.62%           --              0.62%
EQ/Mid Cap Index              0.35%          --       0.12%        --            0.47%           --              0.47%
--------------------------------------------------------------------------------------------------------------------------

The following information is added under "Example" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1. . (Portfolios whose names are changing are listed below under their new names.)

-------------------------------------------------------------------------------------------------------
                                   If you surrender or do not
                                 surrender your contract at the      If you annuitize at the end of the
                               end of the applicable time period          applicable time period*
-------------------------------------------------------------------------------------------------------
                                  1      3        5        10          1       3        5        10
Portfolio Name                  year   years    years     years       year   years    years     years
-------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS         $214   $608    $1,025    $2,178       $564   $958    $1,375    $2,528
EQ/Mid Cap Index                $199   $562    $  947    $2,017       $549   $912    $1,297    $2,367
-------------------------------------------------------------------------------------------------------

* Assuming an annuity payout option could be issued. Generally, the minimum amount that can be used to purchase any type of annuity is $5,000 (see "Individual annuity charges" in "Charges and expenses" later in this Prospectus).


    Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

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